DEFERRED CHARGES (Details) - Schedule of estimated aggregate amortization expense	Jul. 31, 2024 USD ($)
Revenue Recognition and Deferred Revenue [Abstract]
2025	$ 467,022
2026	426,170
2027	366,528
2028	358,132
2029	$ 322,907